Net Loss Per Share (Tables) - EQRx, INC. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net Loss Per Share (Tables) [Line Items]
Schedule of computation of basic and diluted net loss per share
	Six Months Ended June 30,
	2021	2020
Net loss	$(61,343)	$(15,545)
Weighted average common shares outstanding, basic and diluted	36,504,031	22,259,716
Net loss per share, basic and diluted	$(1.68)	$(0.70)

	Year Ended December 31, 2020	For the Period From August 26, 2019 (Inception) Through December 31, 2019
Net loss	$(249,983)	$(8,508)
Weighted average common shares outstanding, basic and diluted	25,486,021	4,264,435
Net loss per share, basic and diluted	$(9.81)	$(2.00)

Schedule of convertible preferred stock, options to purchase common stock and unvested restricted stock
	Six Months Ended June 30,
	2021	2020
Convertible preferred shares	469,464,496	146,553,139
Outstanding stock options	29,528,963	1,100,000
Unvested restricted stock	37,437,776	46,891,878

	December 31,
	2020	2019
Convertible preferred shares	443,331,164	—
Outstanding stock options	9,229,963	—
Unvested restricted stock	41,375,794	35,857,500